Seward & Kissel LLP
                              1200 G Street, N.W.
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                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)





                                                     January 5, 2011

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     The AllianceBernstein Pooling Portfolios
                 (File Nos. 333-120487 and 811-21673)
                 ------------------------------------------


Ladies and Gentlemen:

            On behalf of The AllianceBernstein Pooling Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Portfolios' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2010.

            A copy of the Prospectus for the Portfolios will be filed under Rule 497(c) today.

                                                  Sincerely,


                                                  /s/ B. Kyle Park
                                                  ----------------
                                                      B. Kyle Park


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